SCHEDULE OF RELATED PARTIES (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 13, 2025
Related Party Transaction [Line Items]
Amount fue from related party		$ 947,605		$ 947,487
Amounts due to related parties		3,835,083		2,067,178
Proceeds of loans from related parties		(1,156,342)	$ (1,036,584)
Repay of loans from related parties		$ 67,796	2,758
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
Amounts due to related parties	[1]	$ 2,965,637		1,354,052
Interest expenses of loans from related parties		36,096	7,480
Proceeds of loans from related parties		(976,831)	(678,000)
Debt to equity conversion			823,100
Repay of loans from related parties		38,319
Repayment of the Convertible Note		651,716
Repurchase of Pre-Delivery Shares of Convertible Note		$ 180
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Director and shareholder of the Company
Amounts due to related parties	[2]	$ 669,672		504,182
Interest expenses of loans from related parties		5,579
Proceeds of loans from related parties		(179,511)	(395,287)
Repay of loans from related parties		$ 29,476
Cetus Sponsor LLC [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Shareholder of the Company since July 31, 2024
Amount fue from related party		$ 72,605		72,487
Amounts due to related parties		$ 39,000		39,000
Awinner Limited [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Shareholder of the Company since March 24, 2025 and Affiliates of Cetus Sponsor LLC
Amount fue from related party		$ 875,000		875,000	$ 875,000
Amounts due to related parties		737		737
Debt to equity conversion			1,110,000
Ms. Ya Hui [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Spouse of Ming-Chia Huang
Amounts due to related parties		$ 580		429
Debt to equity conversion			550,000
Lu Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Shareholder of the Company since July, 2025
Amounts due to related parties		$ 159,457		154,816
Interest expenses of loans from related parties		2,976
Ming Chia Huang One [Member]
Related Party Transaction [Line Items]
Amounts due to related parties				9,311
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties				$ 4,651

[1]	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtained loans from him with annual interest rates ranging from 3.5% to 7.0%. During the six months ended June 30, 2026, the Company obtained additional loans from Ming-Chia Huang in the aggregate amount of approximately US$1,649,904, and repaid approximately US$38,319. The balance due to Ming-Chia Huang increased by approximately US$1,611,585, from US$1,354,052 as of December 31, 2025 to US$2,965,637 as of June 30, 2026.
[2]	The Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtained loans from him with an annual interest rate of 6.0%. During the six months ended June 30, 2026, the Company obtained additional loans from Ming-Chao Huang in the aggregate amount of approximately US$206,216, and repaid approximately US$40,726. The balance due to Ming-Chao Huang increased by approximately US$165,490, from US$504,182 as of December 31, 2025 to US$669,672 as of June 30, 2026.